UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter    December 31, 2006
Ended:

Check here if Amendment [ ]; Amendment
Number:
   This Amendment (Check only one.):       [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing
this Report:

Name:    Fairfield Greenwich Advisors LLC
Address: 919 Third Avenue
         New York, NY 10022

Form 13F File Number: 028-11375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark McKeefry
Title: General Counsel
Phone: (212) 319-6060

Signature, Place, and Date of Signing:

 /s/ Mark Mckeefry           NEW YORK, NY             JANUARY 29, 2007
-------------------        ----------------        ----------------------
    [Signature]             [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          31

Form 13F Information Table Value Total:         $ 93,768
                                            (in thousands)




List of Other Included Managers:

None


                                 FORM 13F INFORMATION TABLE




     NAME OF ISSUER         TITLE OF                       VALUE     SHRS OR    SH/  PUT/  INVESTMENT     OTHER
                             CLASS             CUSIP     (X$1000)    PRM AMT    PRN  CALL  DISCRETION   MANAGERS   VOTING AUTHORITY
------------------------  -----------      -----------   --------   ----------  ---  ----  ----------   --------   ----------------
                                                                                                                   SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS           NOTE         464337 AC 8   13,416    13,500,000               SOLE
INC  DEL                    5.500% 5/0                                                                              X
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK EQUIP                  SDCV         641208 AA 1    1,702     2,095,000               SOLE                   X
TECHNOLOGIES                7.250% 5/1
-----------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP           NOTE 11/1       46612J AB 7   16,766    18,500,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
                               NOTE         45337C AE 2    8,841    11,000,000               SOLE                   X
INCYTE CORP                 3.500% 2/1
-----------------------------------------------------------------------------------------------------------------------------------
                              SDCV
PIXELWORKS INC              1.750% 5/1      72581M AB 3    4,615     6,500,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
                              NOTE
MERCURY COMPUTER SYS        2.000% 5/0      589378 AB 4    1,924     2,138,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
RAMBUS INC DEL               NOTE 2/0       750917 AB 2    7,368     7,000,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
ENCYSIVE                      FRNT
PHARMACEUTICALS INC         2.500% 3/1      29256X AB 3    13,039   18,300,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
                               NOTE
                              0.750%
SYNAPTICS INC                  12/0         87157D AB 5    5,482     6,000,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
AGILE SOFTWARE CORP
DEL                            COM          00846X 10 5     215         35,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP CORP                COM          03073T 10 2     431         12,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
CENTENE CORP DEL               COM          15135B 10 1    1,297        52,800               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
CREE INC                       COM          225447 10 1     693         40,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
DYCOM INDS INC                 COM          267475 10 1     762         36,100               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
ELECTROGLAS INC                COM          285324 10 9    4,278     1,718,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
EMCORE CORP                    COM          290846 10 4     177         32,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS
INC                            COM          464330 10 9    2,669       240,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
KEYSTONE AUTOMOTIVE
INDS INC                       COM          49338N 10 9     429         12,609               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
L-3 COMMUNICATIONS
HLDGS INC                      COM          502424 10 4     818         10,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3
COMMUNICATIONS INC             COM          52729N 10 0    2,576       460,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
MSC SOFTWARE CORP              COM          553531 10 4     870         57,100               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
MARKWEST
HYDROCARBON INC                COM          570762 10 4     689         14,200               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
MARTEK BIOSCIENCES
CORP                           COM          572901 10 6     798         34,200               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
PACKETEER INC                  COM          695210 10 4     218         16,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
POWER INTEGRATIONS
INC                            COM          739276 10 3    1,193        50,879               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC LEARNING
CORP                           COM          808760 10 2     58          10,500               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
AVICI SYS INC                  COM NEW      05367L 80 2     307         39,600               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
FIRST MARBLEHEAD CORP          COM          320771 10 8     273          5,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
CHINA BAK BATTERY INC          COM          16936Y 10 0     248         38,000               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
PHARMANET DEV GROUP
INC                            COM          717148 10 0    1,041        47,176               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP            COM PAR
                              $0.001        46612J 50 7     575         34,500               SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
